CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	Accumulated other comprehensive loss – associated companies	(Accumulated deficit)/retained earnings	Senior Unsecured Convertible Bonds due 2018 Additional paid-in capital	4.875% unsecured convertible bonds due 2023	4.875% unsecured convertible bonds due 2023 Additional paid-in capital	Senior Unsecured Convertible Bonds due 2021 and 2023 Additional paid-in capital	Designated as Hedging Instrument Interest Rate Swap	Designated as Hedging Instrument Cross Currency Swaps	Designated as Hedging Instrument Cross Currency Interest Rate Contract
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of the adoption of ASU 2016-13 on retained earnings | Accounting Standards Update 2016-01							$ (98,782)
Balance, at beginning of year (in shares) at Dec. 31, 2017	110,930,873
Balance, at beginning of year at Dec. 31, 2017		$ 1,109	$ 403,659	$ 680,703	$ (94,612)	$ 206	203,932
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	8,442,191
Amortization of stock-based compensation			454
Stock-based compensation forfeitures			(33)
Shares issued- share option, dividend reinvestment and other schemes		85
Shares issued- consideration paid on vessel acquisition			57,960
Shares issued- conversion of 3.25% convertible bonds due 2018			9,927
Adjustment to equity component of convertible bonds arising from reacquisition of bonds								$ (9,933)			$ (1,096)
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023										$ 7,906
Fair value adjustments to hedging financial instruments					(3,433)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	$ (3,127)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments					(3,127)
Fair value adjustments to available-for-sale securities					2,244
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	0
Reclassification of of unrealised losses upon adoption of new ASU | Accounting Standards Update 2016-01					98,782
Other comprehensive income/(loss)	(74)				(74)
Fair value adjustments to hedging financial instruments in associated companies	(206)					(206)
Net (loss)/income	$ 73,622						73,622
Dividends declared							(149,261)
Balance, at end of year (in shares) at Dec. 31, 2018	119,373,064
Balance, at end of year at Dec. 31, 2018	$ 1,180,032	1,194	468,844	680,703	(220)	0	29,511
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of the adoption of ASU 2016-13 on retained earnings | Accounting Standards Update 2017-12							32
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments												$ 6,714	$ (7,076)	$ (126)
Reclassification of unrealized losses upon adoption of ASU 2017-12	0
Fair value adjustments to available-for-sale securities	644
Other items	(376)
Accumulated other comprehensive loss	$ (220)
Shares issued (in shares)	18,246
Amortization of stock-based compensation			896
Stock-based compensation forfeitures			(83)
Shares issued- share option, dividend reinvestment and other schemes		0
Adjustment to equity component of convertible bonds arising from reacquisition of bonds											(231)
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023									$ 7,100
Fair value adjustments to hedging financial instruments					(12,748)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	$ 0
Fair value adjustments to available-for-sale securities					(2,190)
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	2,181				2,181
Reclassification of of unrealised losses upon adoption of new ASU | Accounting Standards Update 2017-12					(32)
Other comprehensive income/(loss)	(6)				(6)
Net (loss)/income	$ 89,177						89,177
Dividends declared				(31,939)			(118,720)
Balance, at end of year (in shares) at Dec. 31, 2019	119,391,310
Balance, at end of year at Dec. 31, 2019	$ 1,106,369	1,194	469,426	648,764	(13,015)	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of the adoption of ASU 2016-13 on retained earnings	5,614
Impact of the adoption of ASU 2016-13 on retained earnings | Accounting Standards Update 2016-13							(32,638)
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments												(1,514)	(7,289)	(4,433)
Reclassification of unrealized losses upon adoption of ASU 2017-12	(32)
Fair value adjustments to available-for-sale securities	635
Other items	(382)
Accumulated other comprehensive loss	$ (13,015)
Shares issued (in shares)	8,418,754
Amortization of stock-based compensation			966
Stock-based compensation forfeitures			(96)
Shares issued- share option, dividend reinvestment and other schemes		84	61,400
Adjustment to equity component of convertible bonds arising from reacquisition of bonds											$ (314)
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023									$ 6,800
Fair value adjustments to hedging financial instruments					(7,695)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	$ 1,059				1,059
Fair value adjustments to available-for-sale securities					(4,608)
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	4,888				4,888
Other comprehensive income/(loss)	55				55
Net (loss)/income	$ (224,425)						(224,425)
Dividends declared				(109,394)
Balance, at end of year (in shares) at Dec. 31, 2020	127,810,064
Balance, at end of year at Dec. 31, 2020	$ 795,651	$ 1,278	$ 531,382	$ 539,370	$ (19,316)	$ 0	$ (257,063)
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments												$ (5,564)	$ (7,162)	$ (7,146)
Reclassification of unrealized losses upon adoption of ASU 2017-12	(32)
Fair value adjustments to available-for-sale securities	915
Other items	(327)
Accumulated other comprehensive loss	$ (19,316)